Subsidiary Formation (Details Narrative) (10-Q) - USD ($)	Jul. 08, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015	Dec. 31, 2014	Dec. 08, 2014
Minority interests ownership percent	15.00%		3.00%	3.00%
Mr. Bradley [Member]
Minority interests ownership percent	3.00%
Mr. Berk [Member]
Minority interests ownership percent	1.00%
Key Experts and Advisors [Member]
Ownership percent	16.00%
Individuals [Member]
Minority interests ownership percent	1.00%
Sale of parent equity interest	$ 60,000
Investor [Member]
Ownership percent					3.00%		1.60%
Minority interests ownership percent							1.60%
Founding [Member]
Minority interests ownership percent					3.00%
Green Leaf Farms Holdings, LLC [Member]
Ownership percent	84.00%
Players Network [Member]
Ownership percent	84.00%	85.40%	85.40%			85.40%
Minority interests ownership percent		14.60%	14.60%			14.60%